Prepaid Expenses and Other Current Assets (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets as of March 31, 2024 and December 31, 2023 consisted of the following (in thousands):

	March 31, 2024	December 31, 2023
Prepaid insurance	$696	$1,530
Prepaid marketing	320	387
Prepaid software	2,402	2,406
Other prepaid expenses and other current assets	3,233	1,655
Total	$6,651	$5,978

Prepaid expenses and other current assets as of December 31, 2023 and 2022 consisted of the following (in thousands):

	December 31, 2023	December 31, 2022
Prepaid insurance	$1,530	$2,869
Prepaid marketing	387	2,321
Prepaid software	2,406	2,762
Other prepaid expenses and other current assets	1,655	1,010
	$5,978	$8,962